Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of Accumulated Other Comprehensive Losses, Net of Taxes
PMI's accumulated other comprehensive losses, net of taxes, consisted of the following:

(Losses) Earnings	At December 31,
(in millions)	2013	2012	2011
Currency translation adjustments	$(2,207)	$(331)	$(293)
Pension and other benefits	(2,046)	(3,365)	(2,585)
Derivatives accounted for as hedges	63	92	15
Total accumulated other comprehensive losses	$(4,190)	$(3,604)	$(2,863)